Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015		77,370,716
Balance at Dec. 31, 2015		$ 5,214,691		$ 19,890	$ (1,820,536)	$ 3,414,045
Stock issuance due to recapitalization, net of cost (in shares)		1,900,000
Stock issuance due to recapitalization, net of cost		$ 196,534				196,534
Stock issuance for financing, net of cost (in shares)	[1],[2]	4,133,853
Stock issuance for financing, net of cost		$ 4,717,570	[1],[2]			4,717,570
Stock issuance for services (in shares)		80,000
Stock issuance for services		$ 15,741				15,741
Excess of purchase price over net asset value				(272,354)		(272,354)
Stock-based compensation				1,467,934		$ 1,467,934
Stock issued due to exercise of options (in shares)		480,000				480,000
Stock issued due to exercise of options		$ 45,437		(10,014)		$ 35,423
Net loss					(5,740,492)	(5,740,492)
Balance (in shares) at Dec. 31, 2016		83,964,569
Balance at Dec. 31, 2016		$ 10,189,973		1,205,456	(7,561,028)	3,834,401
Stock issuance for financing, net of cost (in shares)	[3],[4]	4,405,373
Stock issuance for financing, net of cost		$ 6,513,424	[3],[4]			6,513,424
Stock issuance for services (in shares)	[5],[6]	155,927
Stock issuance for services		$ 275,131	[5],[6]			275,131
Stock-based compensation				849,679		$ 849,679
Stock issued due to exercise of options (in shares)		1,700,000				1,700,000
Stock issued due to exercise of options		$ 1,266,131		(286,609)		$ 979,522
Net loss					(8,065,072)	(8,065,072)
Balance (in shares) at Dec. 31, 2017		90,225,869
Balance at Dec. 31, 2017		$ 18,244,659		$ 1,768,526	$ (15,626,100)	$ 4,387,085

[1]	On August 25, 2016, the Company issued 3,342,480 common shares for gross proceeds of $3,875,500. The Company recorded $29,310 of share issuance costs as an offset to capital stock.
[2]	On December 29, 2016, the Company issued 791,373 common shares for gross proceeds of $880,086. The Company recorded $8,706 of share issuance costs as an offset to capital stock.
[3]	On April 7, 2017, the Company issued 2,902,682 common shares for gross proceeds of $3,250,000. The Company recorded $32,754 of share issuance costs as an offset to capital stock.
[4]	On July 28, 2017, the Company issued 1,502,691 common shares for gross proceeds of $3,320,000. The Company recorded $23,822 of share issuance costs as an offset to capital stock.
[5]	On December 22, 2017, the Company issued 112,314 common shares in accordance with a License and Supply Agreement with Celsee, Inc. and recognized $230,131 as a research and development expense in the consolidated statements of operations and comprehensive loss.
[6]	On March 14, 2017, the Company settled $50,000 of amounts due to a vendor by issuing 43,613 common shares valued at $45,000 at the date of issuance. The Company recorded a $5,000 gain on the settlement of liabilities.